NOTE 4 - PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Notes
NOTE 4 - PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2020 and 2019 consist of the following:

	December 31,	December 31,
	2020	2019
Furniture & fixtures	$20,000	$20,000
Equipment	80,000	80,000
	100,000	100,000
Less accumulated depreciation and amortization	(100,000)	(100,000)
	$-	$-

There were no depreciation and amortization expenses for the years ended December 31, 2020 and 2019, respectively.